CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current liabilities:
Related party payables	$ 56,318	$ 62,241	$ 195,584
Stockholders' deficit:
Preferred Stock, No Par Value		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	600,000	600,000	600,000
Preferred Stock, Shares Issued	80,000	80,000	80,000
Preferred Stock, Shares Outstanding	80,000	80,000	80,000
Preferred Stock, Shares Designated	80,000	80,000	80,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	750,000,000	525,000,000	525,000,000
Common Stock, Shares Issued	2,532,863	2,440,863	1,818,045
Common Stock, Shares Outstanding	2,532,863	2,440,863	1,818,045
Series B Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Shares Issued	160,000	160,000	160,000
Preferred Stock, Shares Outstanding	160,000	160,000	160,000
Preferred Stock, Shares Designated	160,000	160,000	160,000